Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Components of Taxation

	December 31
	2023	2022
	£000s	£000s
Current Tax Expense
Current Year	(7,028)	(7,280)
Changes in estimate related to prior years	(15)	401
Total current tax	(7,043)	(6,879)
Deferred Tax Expense
Origination and reversal of temporary differences	-	-
Change in tax rate	-	-
Recognition of previously unrecognized tax losses	-	-
Recognition of previously unrecognized tax losses (derecognition of previously recognized) deductible temporary differences	-	-

Taxation	(7,043)	(6,879)

Summary of Reconciliation of Tax Credit at Standard Rate of U.K. Corporation Tax to Current Tax Credit	Reconciliation of tax credit at standard rate of U.K. corporation tax to the current tax credit:

	Year ended December 31,
	2023	2022	2021
	£000s	£000s	£000s
Loss before tax	(50,310)	(47,368)	(45,856)
Tax credit at the standard rate of U.K. corporation tax of 25% (2021: 19%; 2020: 19%)	12,578	9,000	8,713
Effect of overseas tax rate	207	544	(264)
Impact of unrelieved tax losses not recognized	(13,177)	(9,948)	(8,639)
Adjustment in respect of prior year	15	(401)	875
Research and development tax credit in respect of current year	7,793	7,836	6,945
Effect of overseas taxes	(373)	(152)	(1,184)
	7,043	6,879	6,446